CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Narrative [Line Items]
Capital commitments	£ 501	£ 405
Amounts related to assets to be leased under operating leases signage	501	400
Maximum exposure
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Narrative [Line Items]
Irrevocable commitments and guarantees	73,962	£ 63,504
Legal proceedings contingent liability
CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Narrative [Line Items]
Increase in current tax liability	810
Decrease in deferred tax asset	£ 270